INTERMEDIATE MUNICIPAL TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

July 29, 2011

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:              INTERMEDIATE MUNICIPAL TRUST (the “Trust”)
FEDERATED INTERMEDIATE MUNICIPAL TRUST (the “Fund”)
Institutional Shares
Class Y Shares
1933 Act File No. 2-98237
1940 Act File No. 811-4314

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated July 31, 2011, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Fund.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 48 on July 27, 2011.

If you have any questions regarding this certification, please contact me at (412) 288-7268.

Very truly yours,

/s/ George F. Magera
George F. Magera
Assistant Secretary